Accounting Policies - Goodwill and Other Intangible Assets (Detail) - Dec. 31, 2014	Total
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	30 years
Patents and acquired technologies | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	7 years
Patents and acquired technologies | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	17 years
Other intangible assets | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	2 years
Other intangible assets | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	16 years
In-process research and development | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
In-process research and development | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Medical Devices
Finite-Lived Intangible Assets [Line Items]
Excess of fair value over carrying value, percentage	76.00%
S&IP
Finite-Lived Intangible Assets [Line Items]
Excess of fair value over carrying value, percentage	6.00%